TRADE RECEIVABLES AND OTHER ASSETS - Disclosure of detailed information about currency of receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Current Currencies Receivable [Line Items]
Total receivables and other assets	$ 24,096	$ 20,869
US Dollars [Member]
Trade And Other Current Currencies Receivable [Line Items]
Total receivables and other assets	18,763	13,359
Canadian Dollars [Member]
Trade And Other Current Currencies Receivable [Line Items]
Total receivables and other assets	347	1,351
Swedish Krona [Member]
Trade And Other Current Currencies Receivable [Line Items]
Total receivables and other assets	1,350	663
Turkish Lira [Member]
Trade And Other Current Currencies Receivable [Line Items]
Total receivables and other assets	3,602	5,496
Other [Member]
Trade And Other Current Currencies Receivable [Line Items]
Total receivables and other assets	$ 34	$ 0